Note 8 - Income Taxes (Detail) - Reconciliation of the Statutory Federal Tax Rate and the Effective Tax Rate (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statutory tax rate (in Dollars)		$ (610,000)		$ 1,638,000	$ (919,000)
Statutory tax rate		34.00%		34.00%	34.00%
States taxes, net of federal benefit (in Dollars)		(107,000)		289,000	(162,000)
States taxes, net of federal benefit		6.00%		6.00%	6.00%
Nondeductible income/expenses (in Dollars)		6,000		10,000	7,000
Nondeductible income/expenses		(0.40%)		0.20%	(0.30%)
Other, net (in Dollars)		(14,000)		(298,000)	3,000
Other, net		0.80%		(6.20%)	(0.10%)
Increase in valuation allowance (in Dollars)		458,000		(137,000)	(93,000)
Increase in valuation allowance		(25.50%)		2.80%	(3.40%)
(in Dollars)	378,000	(1,776,000)	978,000	(1,776,000)	978,000
				36.80%	36.20%
Domestic Tax Authority [Member]
(in Dollars)		$ 267,000	$ (1,574,000)
		14.90%